Related Parties Transactions And Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions And Balances
Payroll, bonuses, share based compensation and related expenses to interested parties employed by the Company	$ 285	$ 234	$ 307
Management fees, consulting fees and bonuses to interested parties hired by the Company	185	222	166
Compensation to directors who are not employed by the Company	$ 66	$ 57	$ 36